Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Receivable [Abstract]
Governmental institutions	$ 233,501	$ 120,126
Prepaid expenses	349,632	59,415
Other current assets	68,427
Total	$ 651,560	$ 179,541